Costs of revenue	12 Months Ended
Dec. 31, 2021
Costs of revenue [Abstract]
Costs of revenue
18.	Costs of revenue

The details of our costs of revenue by type are as follows:

For the years ended December 31	2021	2020
Site operating costs	$(61,687,927)	$(37,978,598)
Depreciation	(23,287,650)	(21,264,918)
Total cost of revenue	$(84,975,577)	$(59,243,516)

The presentation of the comparative figures reflects reclassification of the sales tax expense in a separate line item.